Contract balances and Other liabilities (Details 3) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Deferred income and other liabilities	₨ 172,423		₨ 983,152
Other non-current liabilities	172,423	$ 2,493	983,152
Financial liabilities included in other liabilities	₨ 172,423		₨ 207,046